KANSAS CITY LIFE INSURANCE COMPANY

Kansas City Life Variable Annuity Separate Account
Kansas City Life Variable Life Separate Account

Supplement dated January 9, 2013 to the Prospectuses dated May 1, 2012 for the

Century II Variable Annuity Contract
Century II Affinity Variable Annuity Contract
Century II Freedom Variable Annuity Contract
Century II Single Premium Affinity Variable Annuity Contract
Century II Variable Universal Life Insurance Contract
Century II Alliance Variable Universal Life Insurance Contract
Century II Survivorship Variable Universal Life Insurance Contract
Century II Heritage Survivorship Variable Universal Life Insurance Contract
Century II Accumulator Variable Universal Life Insurance Contract

The Prospectuses listed above issued by Kansas City Life Insurance Company (“we,” “us,” or “Kansas City Life") are amended as follows:

Effective February 15, 2013, Federated Capital Appreciation Fund II will change its name to “Federated Managed Tail Risk Fund II.” Accordingly, any and all references to “Federated Capital Appreciation Fund II” should be deleted and replaced with “Federated Managed Tail Risk Fund II.”

THIS SUPPLEMENT SHOULD BE READ CAREFULLY TOGETHER WITH THE PROSPECTUS, AND BOTH DOCUMENTS SHOULD BE KEPT TOGETHER FOR FUTURE REFERENCE.